T. ROWE PRICE FINANCIAL SERVICES FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 91.4%
BANKS 32.4%

Money Center Banks 14.8%
Citigroup	571,773	39,498
JPMorgan Chase	277,548	32,665
Wells Fargo	828,468	41,788
		113,951
Non-U. S. Banks 0.4%
BNP Paribas (EUR)	41,672	2,026
KBC Group (EUR)	15,540	1,009
		3,035
Regional Banks 17.2%
Atlantic Capital Bancshares (1)	77,767	1,348
BankUnited	196,109	6,593
Bridge Bancorp	65,961	1,950
CenterState Bank (2)	182,689	4,382
East West Bancorp	104,700	4,637
FB Financial	86,930	3,264
Fifth Third Bancorp	711,194	19,472
First Bancshares	33,562	1,084
First Republic Bank	56,894	5,502
Heritage Commerce	195,686	2,300
Home BancShares (2)	482,337	9,066
Howard Bancorp (1)	165,827	2,768
KeyCorp	516,977	9,223
National Bank Holdings, Class A	45,895	1,569
Pacific Premier Bancorp (2)	188,941	5,893
Pinnacle Financial Partners	160,426	9,104
PNC Financial Services Group	59,800	8,382
Popular	20,326	1,099
Preferred Bank	56,713	2,971
Seacoast Banking (1)	125,577	3,178
Signature Bank	121,995	14,544
U. S. Bancorp	192,000	10,625

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)
Western Alliance Bancorp	88,425	4,075
		133,029
Total Banks		250,015
CAPITAL MARKETS 13.6%
Asset Managers 1.6%
Assetmark Financial Holdings (1)(2)	33,875	883
Barings BDC (2)	322,485	3,273
Franklin Resources (2)	112,300	3,241
KKR, Class A	25,900	695
Virtus Investment Partners	39,000	4,312
		12,404
Exchanges 6.8%
Cboe Global Markets	122,385	14,063
CME Group	52,954	11,191
Intercontinental Exchange	189,463	17,482
Nasdaq	33,100	3,289
Tel Aviv Stock Exchange (ILS) (1)	990,000	3,067
Tradeweb Markets, Class A (2)	80,731	2,985
		52,077
Security Brokers & Dealers 3.6%
Charles Schwab	119,800	5,011
E*TRADE Financial	62,200	2,718
Lazard, Class A	75,500	2,642
Morgan Stanley	191,321	8,164
TD Ameritrade Holding	199,742	9,328
		27,863
Trust Banks 1.6%
State Street	208,137	12,320
		12,320
Total Capital Markets		104,664
FINANCE 9.8%
Consumer Finance 2.8%
Ally Financial	139,500	4,626
Encore Capital Group (1)(2)	168,437	5,613

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

PRA Group (1)	168,500	5,693
SLM	623,443	5,502
		21,434
Diversified Financials 5.6%
Euronet Worldwide (1)	14,200	2,078
Mastercard, Class A	45,282	12,297
PayPal Holdings (1)	22,300	2,310
S&P Global	25,700	6,296
Visa, Class A	116,338	20,011
		42,992
Thrift & Mortgage Finance 1.4%
PennyMac Financial Services (1)	181,162	5,504
Webster Financial	112,718	5,283
		10,787
Total Finance		75,213
INSURANCE 28.3%

Insurance Agents - Brokers & Services 0.4%
Marsh & McLennan	34,257	3,427
		3,427
Life Insurance 1.2%
AIA Group (HKD)	151,000	1,423
AXA Equitable Holdings	127,768	2,831
MetLife	64,700	3,051
Sun Life Financial (2)	37,500	1,681
		8,986
Property & Casualty Insurance 20.8%
American International Group	415,700	23,155
Assurant	152,110	19,139
Axis Capital Holdings	124,900	8,333
Chubb	280,700	45,316
CNA Financial	128,471	6,327
Direct Line Insurance Group (GBP)	870,295	3,211
Hiscox (GBP)	187,775	3,832
Palomar Holdings (1)(2)	27,304	1,076

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

PICC Property & Casualty, H Shares (HKD)	2,486,000	2,901
ProAssurance	74,952	3,018
RenaissanceRe Holdings	22,500	4,353
RSA Insurance Group (GBP)	1,449,087	9,508
Safety Insurance Group	41,036	4,158
Sampo, A Shares (EUR)	125,233	4,976
Sompo Holdings (JPY)	21,700	911
State Auto Financial	86,491	2,801
White Mountains Insurance Group	1,716	1,853
Zurich Insurance Group (CHF)	39,956	15,304
		160,172
Title Insurance 5.9%
Black Knight (1)	168,617	10,296
CoreLogic (1)(2)	267,829	12,392
Fidelity National Financial	270,857	12,029
First American Financial	187,207	11,047
		45,764
Total Insurance		218,349
MISCELLANEOUS 1.9%

Other 1.9%
Brink's (2)	26,300	2,182
Equifax	19,750	2,778
Fidelity National Information Services	62,600	8,311
nCino, Acquisition Date: 9/16/19, Cost $1,032 (1)(3)(4)	47,450	1,032
Total Miscellaneous Common Stocks		14,303
REAL ESTATE 5.4%

Real Estate 5.4%
Alexander & Baldwin, REIT	161,600	3,962
American Campus Communities, REIT	165,351	7,950
JBG SMITH Properties, REIT	270,344	10,600
SL Green Realty, REIT	116,446	9,520
Vornado Realty Trust, REIT	152,318	9,698
Total Real Estate		41,730
Total Common Stocks (Cost $523,399)		704,274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 8.5%
Money Market Funds 8.5%
T. Rowe Price Government Reserve Fund, 2.00% (5)(6)	65,999,548	66,000
Total Short-Term Investments (Cost $66,000)		66,000
SECURITIES LENDING COLLATERAL 1.6%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.6%
Short-Term Funds 1.6%
T. Rowe Price Short-Term Fund, 2.07% (5)(6)	1,208,784	12,088
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		12,088
Total Securities Lending Collateral (Cost $12,088)		12,088

Total Investments in Securities 101.5%
(Cost $601,487)		$782,362
Other Assets Less Liabilities (1.5)%		(11,777)
Net Assets 100.0%		$770,585

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,032 and represents 0.1% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

JPY	Japanese Yen
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,118
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,118+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$48,050		¤	¤	$66,000
T. Rowe Price Short-Term
Fund	39,460		¤	¤	12,088
					$78,088^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,118 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $78,088.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE FINANCIAL SERVICES FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE FINANCIAL SERVICES FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$ 655,074	$ 48,168	$ 1,032	$ 704,274
Short-Term Investments	66,000	—	—	66,000
Securities Lending Collateral	12,088	—	—	12,088
Total	$ 733,162	$ 48,168	$ 1,032	$ 782,362

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $0 for the period ended September 30, 2019.

($000s)
	Beginning	Gain (Loss)		Ending
	Balance	During		Balance
	1/1/19	Period	Total Purchases	9/30/19
Investment in Securities
Common Stocks	$–	$–	$1,032	$1,032